RESULTS FROM OPERATING ACTIVITIES - Administration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Corporate salaries and short-term incentives	R (767.8)	R (747.2)	R (734.9)
Administration expenses and other costs	(2.9)	(13.5)	(0.9)
Administration expenses and other costs
Disclosure of transactions between related parties [line items]
Corporate salaries and short-term incentives	(100.5)	(90.1)	(89.3)
Share-based payment expense	(41.7)	(30.1)	(26.4)
Information technology costs	(24.5)	(21.9)	(14.8)
Exploration and project related costs	(5.5)	(9.2)	(6.8)
Other costs and administration expenses	(60.5)	(62.5)	(62.0)
Administration expenses and other costs	R (232.7)	R (213.8)	R (199.3)